U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 1, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:    YCG Funds (the “Trust”)
    File Nos.: 333-183956 and 811-22748

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, the Trust on behalf of its series, the YCG Enhanced Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Fund dated March 31, 2025, and filed electronically as Post-Effective Amendment No. 20 under the 1933 Act and Amendment No. 22 under the 1940 Act to the Trust’s Registration Statement on Form N-1A on March 28, 2025.

If you have any questions or require further information, do not hesitate to contact me at Elaine.Richards@usbank.com.

Sincerely,
/s/Elaine E. Richards
Elaine E. Richards
For U.S. Bank Global Fund Services, as administrator to the Trust cc: Mr. Peter Fetzer, Esq., Foley & Lardner LLP